Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties with Whom the Group Conducted Significant Transactions, and Relationship	The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:
Related parties	Relationship
Fanhua Inc. (“Fanhua”)	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with the Group.
Fanhua Lianxing Insurance Sales Co., Ltd. (“Fanhua Lianxing”)	Subsidiary of Fanhua Inc.
Fanhua Yuntong Enterprise Management Advisory (Shenzhen) Co., Ltd. (“Fanhua Yuntong”)	Subsidiary of Fanhua Inc.

Schedule of Related Party Transactions	Related party transactions:
	Years ended June 30,
	Note	2021	2022	2023	2023
		RMB	RMB	RMB	US$
Other services
Insurance consulting service income accrued from Fanhua Lianxing	a	1,146	9,439	8,943	1,233
Insurance consulting service income received from Fanhua Lianxing	a	494	7,831	12,375	1,707
Trust consulting service income accrued from Fanhua Lianxing	b	-	1,425	5,688	784
Trust consulting service income received in advance from Fanhua Lianxing	b	-	3,010	4,527	624
Trust consulting service income accrued from Fanhua Yuntong	c	-	-	20	3
Trust consulting service income received from Fanhua Yuntong	c	-	-	20	3

Selling expense
Promotion expense accrued to Fanhua Yuntong	d	-	1,243	(59)	(8)
Promotion expense paid to Fanhua Yuntong	d	-	975	233	32
(a)	Starting from January 2021, the Group cooperated with Fanhua Lianxing and provided insurance consulting service.

(b)	Starting from January 2022, the Group cooperated with Fanhua Lianxing and provided trust consulting service.

(c)	Starting from May 2023, the Group cooperated with Fanhua Yuntong and provided trust consulting service.

(d)	Starting from August 2021, the Group cooperated with Fanhua Yuntong and Fanhua Yuntong provided client referral service to us. The negative amount in year ended June 30, 2023 was due to a reversal of selling expense in previous year.

Schedule of Amounts Due from Related Parties	Amounts due from related parties:
	As of June 30,
	Note	2022	2023	2023
		RMB	RMB	US$

Fanhua Lianxing	a	2,895	-	-
Total		2,895	-	-
	As of June 30,
	Note	2022	2023	2023
		RMB	RMB	US$

Fanhua Lianxing	b	(1,500)	-	-
Total		(1,500)	-	-
	As of June 30,
	Note	2022	2023	2023
		RMB	RMB	US$

Fanhua Yuntong	d	(292)	-	-
Total		(292)	-	-